SHARE BASED COMPENSATION - Outstanding share options (Details)	12 Months Ended
	Dec. 31, 2025 Options $ / shares	Dec. 31, 2024 Options $ / shares	Dec. 31, 2023 Options $ / shares
FSOs
SHARE BASED COMPENSATION
Number of options outstanding (in shares) | Options	877,176	1,602,346	1,777,438
Weighted Average Remaining Contractual Life (Years) - outstanding	4 years	4 years
Weighted Average Exercise Price / Share - outstanding	$ 9.71	$ 8.81	$ 8.43
Number of options exercisable (in shares) | Options	794,696	1,379,806
Weighted Average Exercise Price / Share - exercisable	$ 9.96	$ 9.08
FSOs | 2.30 - 5.00
SHARE BASED COMPENSATION
Number of options outstanding (in shares) | Options	20,000	40,000
Weighted Average Remaining Contractual Life (Years) - outstanding	10 years	5 years
Weighted Average Exercise Price / Share - outstanding	$ 4.68	$ 3.49
Number of options exercisable (in shares) | Options	10,000	20,000
Weighted Average Exercise Price / Share - exercisable	$ 4.68	$ 2.3
FSOs | 5.01 - 8.62
SHARE BASED COMPENSATION
Number of options outstanding (in shares) | Options	466,888	1,131,081
Weighted Average Remaining Contractual Life (Years) - outstanding	3 years	3 years
Weighted Average Exercise Price / Share - outstanding	$ 7.69	$ 7.72
Number of options exercisable (in shares) | Options	394,418	928,552
Weighted Average Exercise Price / Share - exercisable	$ 7.71	$ 7.79
FSOs | 8.63 - 33.30
SHARE BASED COMPENSATION
Number of options outstanding (in shares) | Options	388,736	429,713
Weighted Average Remaining Contractual Life (Years) - outstanding	5 years	6 years
Weighted Average Exercise Price / Share - outstanding	$ 12.29	$ 12.1
Number of options exercisable (in shares) | Options	388,726	429,702
Weighted Average Exercise Price / Share - exercisable	$ 12.29	$ 12.1
FSOs | 15.01 - 33.30
SHARE BASED COMPENSATION
Number of options outstanding (in shares) | Options	1,552	1,552
Weighted Average Remaining Contractual Life (Years) - outstanding	0 years	1 year
Weighted Average Exercise Price / Share - outstanding	$ 33.3	$ 33.3
Number of options exercisable (in shares) | Options	1,552	1,552
Weighted Average Exercise Price / Share - exercisable	$ 33.3	$ 33.3
Minimum | 2.30 - 5.00
SHARE BASED COMPENSATION
Exercise prices (in dollars per share)	2.3	2.3
Minimum | 5.01 - 8.62
SHARE BASED COMPENSATION
Exercise prices (in dollars per share)	5.01	5.01
Minimum | 8.63 - 33.30
SHARE BASED COMPENSATION
Exercise prices (in dollars per share)	8.63	8.63
Minimum | 15.01 - 33.30
SHARE BASED COMPENSATION
Exercise prices (in dollars per share)	15.01	15.01
Maximum | 2.30 - 5.00
SHARE BASED COMPENSATION
Exercise prices (in dollars per share)	5	5
Maximum | 5.01 - 8.62
SHARE BASED COMPENSATION
Exercise prices (in dollars per share)	8.62	8.62
Maximum | 8.63 - 33.30
SHARE BASED COMPENSATION
Exercise prices (in dollars per share)	15	15
Maximum | 15.01 - 33.30
SHARE BASED COMPENSATION
Exercise prices (in dollars per share)	$ 33.3	$ 33.3